Financial Instrument - Summary of Aging of Trade and Unbilled Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Trade and unbilled receivables	€ 2,283	€ 205
Neither past due nor impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade and unbilled receivables	€ 2,283	€ 205